DIVIDENDS (Details Textual) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions									12 Months Ended
	Jan. 14, 2015 CNY (¥) ¥ / shares	Jan. 14, 2015 USD ($) $ / shares	Jul. 14, 2014 ¥ / shares	Jul. 14, 2014 $ / shares	Jan. 14, 2014 CNY (¥) ¥ / shares	Jan. 14, 2014 USD ($) $ / shares	Jul. 13, 2013 ¥ / shares	Jul. 13, 2013 $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jan. 01, 2018
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares per share | (per share)	¥ 0.08	$ 0.0125	¥ 0.08	$ 0.0125	¥ 0.61	$ 0.10	¥ 0.61	$ 0.10
Dividends paid, classified as financing activities	¥ 3,200	$ 0.5			¥ 24,900	$ 4.1			¥ 0	¥ 0	¥ 1,505
Dividend paid after withhold tax	¥ 3,010				¥ 23,660
Dividend withholding tax rate	5.00%	5.00%			5.00%	5.00%						10.00%